OTHER CURRENT ASSETS, NET (Details) (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Loans to third parties	[1]	$ 17,080	$ 5,403
Loans and Leases Receivable, Allowance		4,530	0
Am Advertising And Its Subsidiaries Current Assets	[2]	19,021
Am Advertising and Its Subsidiaries Current Liabilities	[3]	25,956
Third Parties Loan [Member]
Loans to third parties		$ 17,080	$ 5,403
Term of loan		1 year	1 year
Debt instrument interest rate		3.19%	5.10%
Loans and Leases Receivable, Allowance		$ 864	$ 0

[1]	For the years ended December 31, 2015 and 2016, the Group entered into various loan agreements with third parties amounting with aggregated amount of $5,403 and $17,080, respectively with the terms of one year. The weighted average interest rates were 5.10% and 3.19% without any assets pledged for the years ended December 31, 2015 and 2016, respectively. As of December 31, 2015 and 2016, the bad debt allowance for loan to third parties amounted to Nil and $864, respectively.
[2]	Receivable from AM Advertising and its subsidiaries balance amounted to $19,021 as of December 31, 2016 and the payable to AM Advertising and its subsidiaries balance amounted to $25,956 (See Note 15) as of December 31, 2016. No provision was made for the receivable balance. The receivable balance was still outstanding as of the date of issuance of the financial statement.
[3]	The payable to AM Advertising and its subsidiaries was $15,389 as of December 31, 2015 and included in amounts due to related parties. However , due to disputes with AM Advertising as described in Note 25-d, the Group no long considers AM Advertising and its subsidiaries as related party in fiscal 2016, as a result, the Payable balance to AM Advertising and its subsidiaries of $25,956 was included in other current liabilities as of December 31, 2016.